Operating Lease (Tables)	9 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Leases

Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

Remainder of 2020	$14,897
2021	56,794
2022	48,000
2023	16,000
Total	135,691
Less: Interest	(17,294)
Present value of lease liability	118,397
Operating lease liability, current [1]	(59,064)
Operating lease liability, long term	$59,333

[1] Represents lease payments to be made in the next 12 months